OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Related Party Receivable and Payable [Abstract]
Interest charges		$ 2,817,600	$ 2,024,300		$ 39,429,100	$ 2,038,700
Related party payables		262,000			0
Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Proceeds from related party				$ 95,500
Repayment from related party	$ 95,500
Related Party [Member] | Consulting Services Agreement [Member] | Trishul, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party		30,000	40,000		131,700	50,000
Related party payables		0	10,000		0	20,000
Related Party [Member] | Consulting Services Agreement [Member] | Hudson Digital, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party		60,000	60,000		240,000	240,000
Related party payables		600,000	$ 0		0	0
Related Party [Member] | Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Other income					0	0	$ 2,123,300
Other receivable							23,300
Related party sale cost							$ 0
Interest charges					0
Sponsor [Member] | Digital World Acquisition Corp [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Proceeds from related party					$ 41,000	$ 41,000
Related party payables		$ 41,000